SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Interest Receivable (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 37,682
Held-to-maturity Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	300
Available-for-sale Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 12,900